UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-2886

                               DK Investors, Inc.
               (Exact name of registrant as specified in charter)

                        205 Lexington Avenue, 16th Floor
                          New York, New York 10016-6022
               (Address of principal executive offices) (Zip code)

                              Martin Mushkin, Esq.
                        Pomeranz, Gottlieb & Mushkin, LLC
                        205 Lexington Avenue, 16th Floor
                          New York, New York 10016-6022
                     (Name and address of agent for service)

                                 (212) 779-4233
               Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Item 1. Reports to Stockholders.

                                DK INVESTORS INC.

                              FINANCIAL STATEMENTS

                                  JUNE 30, 2004

                               DK INVESTORS, INC.
                               205 Lexington Ave.
                             New York, NY 10016-6022

September 8, 2004

To Our Shareholders:

      This letter accompanies the Company's semi-annual report for the period of January 1, 2004 through June 30, 2004.

      Until August 25, 2004, DK Investors was a closed-end managed investment Company which, until the end of 2003, invested solely in tax exempt municipal and state issued securities. As previously reported, as of December 31, 2004, the Company had assets of approximately $15,700,000. At a special shareholders meeting called on December 17, 2003, the Company voted for two propositions: (1) to cease operations as an investment company, to sell its assets and distribute the net proceeds, and (2) to continue its corporate existence while looking for a party to purchase control and/or merge with the Company. The Company distributed the net proceeds to its shareholders on February 6, 2004, retaining cash to cover anticipated expenses.

      As of June 30, 2004 the Company had $110,340 in cash, and no debts except current operating expenses. As of the date of this filing, the Company has approximately 171 shareholders of record plus shareholders who hold shares in street name through broker-dealers and banks. As shown in the accompanying financial statements, the operating results of the Company were substantially different from those of the comparative six month period of 2003 since in that period the Company operated as an investment company while in the six months ended June 30, 2004, it held its assets in the Wells-Fargo National Tax-Free Money Market Fund.

      Since the Company is no longer an investment company it no longer uses investment advisors. During the period covered by this report and until August 25, 2004, the Company's investment adviser was Wells Fargo Bank, N.A., ("Wells Fargo") a subsidiary of Wells Fargo & Company. Wells Fargo & Company is a diversified financial services company. The parent of Wells Fargo is a public company, the reports of which can be found on the EDGAR website of the Securities and Exchange Commission. The parent has its principal place of business at: 420 Montgomery St, Sixth & Marquette, San Francisco, CA 94163. The office of Wells Fargo, which manages the account, is located at 301 University Avenue, Ste 301, Palo Alto, California 94301. The professionals who managed the Company's investments were employees of Wells Fargo who were designated by it as principal advisers of the Company. There is, and was, no affiliated person of the Company who is, or was, an affiliated person of Wells Fargo or its parent.

      The Company intends to continue as a periodic reporting company under the Securities Exchange Act of 1934 while seeking a party to purchase control and/or merge with the Company.

Very truly yours,


/s/ Harry Nadler

Harry Nadler,
Executive Vice President

Cummings & Carroll, P.C.
--------------------------------------------------------------------------------
Certified Public Accountants                                 175 Great Neck Road
                                                            Great Neck, NY 11021
                                                                  (516) 482-3260
                                                              Fax (516) 482-4067

To the Shareholders and Board of Directors
DK Investors Inc.

We have performed a limited review of the statements of assets and liabilities of DK Investors Inc., including the portfolio of investments as of June 30, 2004, and the related statements of operations and changes in net assets for the six months then ended.

Our review was performed in accordance with standards for such reviews promulgated by the American Institute of Certified Public Accountants, and, accordingly, consisted principally of obtaining an understanding of the accounting system for preparation of interim financial information; making an analytical review of pertinent financial data; and making inquiries of, and evaluating responses from certain officials of the company who have responsibility for financial and accounting methods. All information included in these financial statements is the representation of the management of DK Investors Inc.

Because our limited review did not constitute an examination made in accordance with generally accepted auditing standards, we express no opinion on the aforementioned financial statements.

Based on our review, we are not aware of any material modifications that should be made to the accompanying financial statements, in order for them to be in conformity with generally accepted accounting principles.

                                                    CUMMINGS & CARROLL, P.C.


                                                    /s/ Cummings & Carroll, P.C.

                                                    Certified Public Accountants

August 24, 2004
Great Neck, New York

                                DK INVESTORS INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                    JUNE 30,
                                   (Unaudited)

                                     ASSETS

                                                      2004             2003
                                                      ----             ----

Investments in securities at market
 (identified cost - 2003 $14,558,956)               $     --      $15,676,500
Accrued interest receivable                               81          216,226
Deferred charge                                       15,672           13,744
National Tax-Free Money Market, Wells Fargo          110,340          143,882
Cash                                                      --            2,354
                                                    --------      -----------

Total Assets                                        $126,093      $16,052,706
                                                    --------      -----------

                                   LIABILITIES

Accrued expenses                                       1,388            5,950
Dividends payable
  (2003 - July 2, 2003)                                   --           94,057
                                                    --------      -----------

Total Liabilities                                      1,388          100,007
                                                    --------      -----------

Net assets
 (equivalent to $.11 and $13.57 per share
 respectively, based on 1,175,717 shares
 capital stock outstanding)                         $124,705      $15,952,699
                                                    ========      ===========

See accountants' review report and accompanying notes.

                                DK INVESTORS INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE SIX MONTHS ENDED JUNE 30,
                                   (Unaudited)

                                                             2004               2003
                                                             ----               ----
INVESTMENT ACTIVITIES

 Net investment income (LOSS)                            $    (84,544)      $    237,869

 Realized and unrealized gain (loss) on investments                --            160,705

 Capital distribution to shareholders                     (15,507,709)                --

 Regular distributions to shareholders                             --           (188,115)
                                                         ------------       ------------

Increase (decrease) in net assets                         (15,592,253)           210,459

NET ASSETS

 Beginning of period - January 1, 2004 - 2003              15,716,958         15,742,240
                                                         ------------       ------------

 End of period - June 30, 2004 - 2003                    $    124,705       $ 15,952,699
                                                         ============       ============

See accountants' review report and accompanying notes.

                                DK INVESTORS INC.
                            STATEMENTS OF OPERATIONS
                        FOR THE SIX MONTHS ENDED JUNE 30,
                                   (Unaudited)

                                                                2004              2003
                                                                ----              ----
Income
 Interest - municipal obligations
 (Less amortization of premiums in
 2003 of $57,024)                                             $ 15,316       $   308,839
                                                              --------       -----------

Expenses
 Investment advisory fee                                         8,249            23,690
 Shareholder servicing costs, including
  transfer agent and dividend disbursing
  agent fees and expense                                         4,797             4,156
 Reports to shareholders                                         3,407             2,420
 Legal fees                                                     49,601            14,043
 Auditing fees                                                  13,900             6,500
 Directors fees                                                  4,500             6,000
 Insurance                                                      14,396            12,506
 Miscellaneous                                                   1,010             1,655
                                                              --------       -----------

                                                                99,860            70,970
                                                              --------       -----------

Net investment income (loss)                                  $(84,544)      $   237,869
                                                              ========       ===========

Realized and Unrealized Gain (loss) on Investments

 Realized gain (loss) from sale of securities
  (excluding short-term securities)

 Proceeds from sales                                          $     --       $ 1,495,722
 Cost of securities sold                                            --         1,496,343
                                                              --------       -----------

   Realized gain (loss)                                             --              (621)
                                                              --------       -----------

 Unrealized appreciation (depreciation of investments)

 Beginning of period                                                --           956,218
 End of period                                                      --         1,117,544
                                                              --------       -----------

   Increase (decrease) in unrealized appreciation                   --           161,326
                                                              --------       -----------

Total Realized and Unrealized Gain (loss) on Investments      $     --       $   160,705
                                                              ========       ===========

See accountants' review report and accompanying notes.

                                DK INVESTORS INC.
                          NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 2004 AND 2003
                                   (Unaudited)

Note 1 - Summary of Significant Accounting Policies

      The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end, management investment company. The significant accounting policies followed by the Company are summarized as follows:

a.    Security Valuation

      Investments in securities were valued at the bid price by Wells Fargo Bank, N.A.

b.    Federal Income Taxes

      The Company qualifies under Subchapter M of the Internal Revenue Code as a "regulated investment company" for federal income tax purposes, investing all of its assets in tax-exempt state and local obligations. The Company intends to distribute all of its net investment income to its stockholders. The Company will be relieved of federal income taxes on such income, and dividends so distributed will be tax-free to shareholders.

c.    Income and Expense Recognition

      Interest income and related expenses are recognized on the accrual basis. Amortization of bond premium calculated by the straight-line method is charged against interest income over the term of the bond.

d.    Other

      As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distribution to shareholders are recorded on the ex-dividend date. Each expense accounting for 5 per cent of total expense is separately reported.

e.    Proceeds from Sales

      Proceeds from sales include Sales of securities, Maturing securities and Called securities.

Note 2 - Purchases and Sales of Securities

      During the period ended June 30, 2004, there were no sales or purchases of securities (see Note 6).

      During the period ended June 30, 2003, purchases and sales of securities other than short-term were $1,328,000 and $1,496,000, respectively.

                                DK INVESTORS INC.
                          NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 2004 AND 2003
                                   (Unaudited)

Note 3 - Investment Advisory Fee

      The Company's original agreement with Wells Fargo Bank, N.A. for investment management and advisory services called for an annual fee of 3/10ths of 1% of the average portfolio for the first 15 million and .25% thereafter. Due to the substantial liquidation of the Company during 2004, the fee is currently $417 per month. The fees for the six months ended June 30, 2004 and June 30, 2003 amounted to $8,249 and $23,690, respectively.

Note 4 - Distributions

      A capital distribution of $15,507,709 or $13.19 per share was made in 2004. Regular distributions to shareholders were $188,115 or $.16 per share in 2003.

Note 5 - Contingent Liabilities

      In the opinion of management and outside counsel, there are no other significant legal or other matters pending.

Note 6 - Capital Distributions and other

      On December 17, 2003, at a special meeting of shareholders, the shareholders adopted two proposals. The proposals were as follows:

      PROPOSAL NO. 1: ADOPTION OF A PLAN TO SELL THE ASSETS OF THE FUND AND DISTRIBUTE THE NET PROCEEDS OF THE SALE TO THE SHAREHOLDERS IN LIQUIDATION OF THE FUND.

      The assets of the fund were converted to cash and the Board of Directors authorized a capital distribution of $13.19 per share. This distribution was made on February 6, 2004 to shareholders of record January 31, 2004.

      PROPOSAL NO. 2: ADOPTION OF A RESOLUTION TO MAINTAIN THE EXISTENCE OF THE COPORATION AS A SHELL UNTIL SUCH TIME AS: 1) THE DIRECTORS ARE ABLE TO RECOMMEND THAT THE CORPORATION ACQUIRE ANOTHER BUSINESS AND/OR NEW CAPITAL; OR 2) UNTIL THE BOARD OF DIRECTORS DETERMINES TO DISSOLVE THE CORPORATION.

      The fund currently has approximately $110,000 to cover outstanding bills and anticipated expenses of carrying out Proposal No. 2. As of the date of this report, Proposal No. 2 is ongoing.

                                DK INVESTORS INC.
                          NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 2004 AND 2003
                                   (Unaudited)

Note 7 - Supplementary Information

      Per share income and capital changes (for a share outstanding throughout the period ended):

                                                                June 30,       June 30,
                                                                  2004           2003
                                                                  ----           ----
      Investment income                                         $    .01       $    .26
      Expenses                                                       .08            .06
                                                                --------       --------

      Net investment income (loss)                                  (.07)           .20

      Distribution to Shareholders                                (13.19)          (.16)

      Net realized and unrealized gain (loss) on
      investments                                                      0            .14
                                                                --------       --------

      Net increase (decrease) in asset value                    $ (13.26)      $    .18
                                                                ========       ========

      Net assets value per share at end of period               $    .11       $  13.57
                                                                ========       ========

      Ratio of expenses to average net assets                        (a)            .45%

      Ratio of net investment income to average net assets           (a)            1.5%

      Portfolio turnover                                             (a)           8.47%

      Number of shares outstanding during the entire period was 1,175,717.

(a)   Figures not meaningful.

DK INVESTORS, INC.

OFFICES:         205 Lexington Avenue, 16th Floor
                 New York, New York 10016
                 (212) 779-4233

OFFICERS:        Harry Nadler                        Executive Vice President
                 Martin Mushkin                      Secretary

DIRECTORS:       Harry Nadler                        Chairman
                 Angelo J. Balafas
                 Andrew Brucker, Esq
                 Joseph Kell
                 Thomas B. Schulhof
                 Francine Yellon

LEGAL COUNSEL:   POMERANZ GOTTLIEB & MUSHKIN, LLC
                 205 Lexington Avenue, 16th Floor
                 New York, New York 10016

AUDITORS:        CUMMINGS & CARROLL, P.C.
                 175 Great Neck Road
                 Great Neck, New York 11021

INVESTMENT
  ADVISORS:      Wells Fargo Private Client Services
                 Division of Wells Fargo Bank, N.A.
                 301 University Ave.     Ste. 301
                 Palo Alto, CA 94301

TRANSFER AGENT
  AND REGISTRAR: American Stock Transfer & Trust Co.
                 40 Wall Street, 46th Floor
                 New York, New York 10005

CUSTODIAN:       Wells Fargo Bank

DK INVESTORS, INC. IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, CLOSED END MANAGEMENT COMPANY. COPIES OF THE COMPANY'S ANNUAL REPORT AND JUNE 2004 SEMI-ANNUAL REPORT ARE AVAILABLE TO REGISTERED STOCKHOLDERS UPON WRITTEN REQUEST TO THE SECRETARY AT THE ABOVE ADDRESS.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6. Schedule of Investments.

As of the close of this reporting period, registrant had no investments in securities of unaffiliated issuers.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No purchases by or on behalf of registrant took place during this reporting period.

Item 9. Submission of Matters to a Vote of Security Holders.

No material change to the procedures by which shareholders may recommend nominees to the registrant's board of directors took place.

Item 10. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's Executive Vice President has determined that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported by the filing date, and that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.3a-3(d)) that occurred during the registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 11. Exhibits.

      (a)(1) Not applicable to semi-annual report.

            (2) Certifications pursuant to Rule 30a-2(a) under the Act and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DK Investors, Inc.


                                      /s/ Harry Nadler
                              -----------------------------------------
                              Harry Nadler, Principal Executive Officer
                              Harry Nadler, Principal Financial Officer

September 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                      /s/ Harry Nadler
                              -----------------------------------------
                              Harry Nadler, Principal Executive Officer
                              Harry Nadler, Principal Financial Officer

September 9, 2004